Financial Risk Management Objectives and Policies - Schedule of Asset Liability Ratios (Details) $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Asset Liability Ratios [Abstract]
Total assets		$ 34,433	¥ 20,000	$ 71,270
Total liabilities		$ 42,755		$ 45,785
Asset-liability ratio	[1]	0.81	0.81	1.56

[1]	The asset-liability ratio is calculated by dividing total assets by total liabilities.